REGULATORY MATTERS - Operating Cost Capitalization (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Costs capitalized to Property, plant and equipment, net | Enbridge Gas Distribution
Schedule of Capitalization [Line Items]
Net book value of capitalized costs	$ 110	$ 118